Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation
Stock-Based Compensation Expense
Stock-Based Compensation Expense

	Years ended December 31
(Millions)	2012	2011	2010
Cost of sales	$27	$29	$31
Selling, general and administrative expenses	167	192	209
Research, development and related expenses	29	32	34

Stock-based compensation expenses	$223	$253	$274

Income tax benefits	$(67)	$(80)	$(98)

Stock-based compensation expenses, net of tax	$156	$173	$176

Stock Option Activity
The following table summarizes stock option activity during the twelve months ended December 31:

Stock Option Program
	2012		2011		2010
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price

Under option —
January 1	64,148,415	$77.28	70,335,044	$74.80	74,268,165	$72.39
Granted:
Annual	5,770,190	87.91	5,514,500	89.46	5,788,313	78.79
Progressive (Reload)	110,065	89.65	237,839	94.02	188,105	88.67
Other	51,661	89.25	8,953	86.71	27,911	82.13
Exercised	(13,123,617)	68.78	(11,625,863)	68.47	(9,678,654)	59.11
Canceled	(391,684)	83.65	(322,058)	75.09	(258,796)	70.76
December 31	56,565,030	$80.33	64,148,415	$77.28	70,335,044	$74.80
Options exercisable
December 31	45,207,143	$78.78	52,644,364	$76.90	58,201,617	$75.87

Stock Option Assumptions
Stock Option Assumptions

	Annual			Progressive (Reload)
	2012	2011	2010	2012	2011	2010
Exercise price	$87.89	$89.47	$78.72	$87.89	$93.94	$86.72
Risk-free interest rate	1.1%	2.8%	2.8%	0.2%	0.4%	0.6%
Dividend yield	2.6%	2.6%	2.5%	2.6%	2.6%	2.5%
Volatility	24.5%	22.0%	25.7%	23.4%	21.5%	33.2%
Expected life (months)	74	72	72	19	15	17
Black-Scholes fair value	$14.94	$16.10	$16.50	$8.50	$7.49	$12.01

Restricted Stock and Restricted Stock Units Activity
Restricted Stock and Restricted Stock Units

	2012		2011		2010
		Weighted Average		Weighted Average		Weighted Average
	Number of	Grant Date	Number of	Grant Date	Number of	Grant Date
	Awards	Fair Value	Awards	Fair Value	Awards	Fair Value
Nonvested balance —
As of January 1	4,858,972	$73.02	4,812,657	$68.75	4,379,480	$68.85
Granted
Annual	968,522	87.92	889,448	89.46	902,549	78.81
Other	99,337	85.07	351,624	87.07	527,823	70.09
Vested	(2,594,468)	63.51	(1,077,816)	72.21	(948,233)	79.12
Forfeited	(70,801)	82.65	(116,941)	72.01	(48,962)	76.22
As of December 31	3,261,562	$85.17	4,858,972	$73.02	4,812,657	$68.75

Performance Shares Activity
	2012		2011		2010
		Weighted Average		Weighted Average		Weighted Average
	Number of	Grant Date	Number of	Grant Date	Number of	Grant Date
	Awards	Fair Value	Awards	Fair Value	Awards	Fair Value
Undistributed balance —
As of January 1	878,872	$78.55	760,645	$73.99	―	$ ―
Granted	467,531	81.55	415,024	84.58	370,575	74.46
Distributed	―	―	(206,410)	72.77	―	―
Performance change	(178,838)	81.27	(39,323)	82.10	396,390	73.55
Forfeited	(78,481)	80.21	(51,064)	80.20	(6,320)	73.92
As of December 31	1,089,084	$79.27	878,872	$78.55	760,645	$73.99

General Employees' Stock Purchase Plan (GESPP)
General Employees' Stock Purchase Plan

	2012		2011		2010
		Weighted		Weighted		Weighted
		Average		Average		Average
	Shares	Exercise Price	Shares	Exercise Price	Shares	Exercise Price

Options granted	1,455,545	$75.32	1,433,609	$73.67	1,325,579	$70.57
Options exercised	(1,455,545)	75.32	(1,433,609)	73.67	(1,325,579)	70.57
Shares available for grant -
December 31	31,445,207		2,900,751		4,334,360